Long Term Debt and Notes Payable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Long Term debt
Total	$ 330,505	$ 218,970	$ 502,057
Less current portion	(43,956)	(37,513)	(283,640)
Total long term portion	286,549	181,457	218,417
Bank term loan [Member]
Summary of Long Term debt
Total	154,030	38,897	66,245
Convertible Bridge Loan [Member]
Summary of Long Term debt
Total			250,000
Mortgage loan [Member]
Summary of Long Term debt
Total	$ 176,475	$ 180,073	$ 185,812